UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FROM 13F-HR/A

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number
This Amendment (Check only one.): [ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Polaris Capital Management, Inc.
Address:	125 Summer Street
		Suite 1470
		Boston, MA 02110

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Bernard R. Horn
Title:	President
Phone:	617-951-1365
Signature, Place, and Date of Signing:

Bernard R. Horn	Boston, MA		November 7, 2005


Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		52

Form 13F Information Table Value Total:		$ 190,093.9773







List of Other Included Managers:			None
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FORM 13F INFORMATION TABLE



         Column 1           Column 2    Column 3  Column 4 Column 5          Column 6   Column 7  Column8

                                                    VALUE   SHARES/ SH/PUT/ INVESTMENT   OTHER   VOTING AUTHORITY
      NAME OF ISSUER      TITLE OF CLAS   CUSIP   (x$1000)  PRN AMT PRNCALL DISCRETION  MANAGERS   SOLE   SHARED  NONE

ABC BANCORP               Common       000400101      5,087  265,074sh         sole                265,074
ADESA INC.                Common       00686U104      3,365  152,248sh         sole                152,248
AMETEK INC                Common       031100100      3,874   90,145sh         sole                 90,145
ASTORIA FINANCIAL CORP    Common       011593496      4,150  157,065sh         sole                157,065
BENJAMIN FRANKLIN BANCORP Common       082073107        206   15,000sh         sole                 15,000
CAMBRIDGE BANCORP         Common       132152109        515   18,000sh         sole                 18,000
CENDANT CORPORATION       Common       151313103      3,612  174,979sh         sole                174,979
CENTRAL PARKING CORP      Common       154785109      3,399  227,355sh         sole                227,355
COLONY BANKCORP, INC.     Common       19623P101      3,988  147,389sh         sole                147,389
COMMERCIAL CAPITAL BANCORPCommon       20162L105      2,607  153,331sh         sole                153,331
COMMUNITY CAPITAL CORP.   Common       20363C102        168    7,000sh         sole                  7,000
COMMUNITY FINANCIAL CORPORCommon       20365L100        250   11,968sh         sole                 11,968
FORD MOTOR COMPANY        Common       345370860      3,406  345,462sh         sole                345,462
FPL GROUP INC.            Common       302571104      4,001   84,060sh         sole                 84,060
HF FINANCIAL CORP         Common       404172108      3,610  192,430sh         sole                192,430
INTERNATIONAL BANCSHARES CCommon       459044103      4,410  148,470sh         sole                148,470
MAC-GRAY CORP             Common       554153106      2,838  219,150sh         sole                219,150
MARATHON OIL CORP         Common       565849106      4,032   58,500sh         sole                 58,500
NATIONAL CITY CORPORATION Common       635405103      3,796  113,520sh         sole                113,520
NAUGATUCK VALLEY FINANCIALCommon       639067107         15    1,184sh         sole                  1,184
NEWALLAINCE BANCSHARES, INCommon       650203102        293   20,018sh         sole                 20,018
NORTH FORK BANCORPORATION Common       659424105      3,727  146,162sh         sole                146,162
NORTHRIM BANCORP INC.     Common       666762109        771   30,800sh         sole                 30,800
PACIFICARE HEALTH SYSTEMS Common       695112102      4,299   53,890sh         sole                 53,890
PEOPLES BANCORP INC       Common       709789101        604   21,850sh         sole                 21,850
PHH CORP                  Common       693320202        135    4,908sh         sole                  4,908
POGO PRODUCING CO         Common       010135621         71    1,200sh         sole                  1,200
PSB HOLDINGS INC.         Common       69360W108         21    2,000sh         sole                  2,000
SOUTH FINANCIAL GROUP INC Common       837841105      4,059  151,230sh         sole                151,230
SOUTHWEST BANCORP INC.    Common       844767103      4,062  184,875sh         sole                184,875
SOVEREIGN BANCORP INC     Common       845905108      4,466  202,622sh         sole                202,622
STEWART INFORMATION SERVICCommon       860372101      4,082   79,720sh         sole                 79,720
TD BANKNORTH INC          Common       87235A101      5,015  166,391sh         sole                166,391
TORO CO                   Common       891092108      3,371   91,700sh         sole                 91,700
TXU CORPORATION           Common       873168108      4,592   40,680sh         sole                 40,680
UNITEDHEALTH GROUP INC    Common       91324P102      3,919   69,732sh         sole                 69,732
VERIZON COMMUNICATIONS    Common       92343V104      3,488  106,694sh         sole                106,694
WEBSTER FINANCIAL CORP - CCommon       947890109      5,745  127,787sh         sole                127,787
WELLPOINT INC (NEW)       Common       94973V107      3,788   49,960sh         sole                 49,960
WESCO INTERNATIONAL INC   Common       95082P105      3,671  108,380sh         sole                108,380
AUTOLIV INC.              Common       052800109     15,498  356,280sh         sole                356,280
BHP BILLITON LTD - SPON ADCommon       088606108     10,356  302,990sh         sole                302,990
CEMEX SA - SPONS ADR PART Common       151290889     20,668  395,180sh         sole                395,180
ENI SPA - ADR 5:1         ADR          26874R108      5,006   33,800sh         sole                 33,800
METHANEX CORPORATION (US SCommon       59151K108        226   15,200sh         sole                 15,200
PLIVA DD - REG S GDR      Common       72917Q202        763   56,000sh         sole                 56,000
REPSOL S.A. ADR 1:1       Common       76026T205      3,496  108,200sh         sole                108,200
SAMSUNG ELECTRONICS COMMONCommon       796050888     10,464   36,780sh         sole                 36,780
SAMSUNG ELECTRONICS PFD N/Common       796050201        216    1,000sh         sole                  1,000
SAMSUNG SDI CO LTD-GDR    Common       796054203      4,340  166,658sh         sole                166,658
SK TELECOM CO LTD ADR     Common       78440P108        756   34,600sh         sole                 34,600
TORONTO-DOMINION BANK     Common       891160509        799   16,201sh         sole                 16,201





















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